Operating Income (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Income [Abstract]
Schedule of Other Income
The breakdown of Other income is as follows:

Other income	Half-year ended
(in € thousands)	2022/06/30	2023/06/30
CIR tax credit	3,343	3,547
Other operating income	46	263
Government grants and subsidies	9	82
TOTAL	3,398	3,893